Other operating expenses - Assets held for sale - Additional Information (Details) £ in Millions		12 Months Ended
	Sep. 13, 2023 GBP (£) subsidiary	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Mar. 11, 2022 subsidiary
Other Operating Expenses [Line Items]
(Reversals)/charges in respect of assets held-for-sale		£ 235	£ 0	£ (195)
Provisions utilised		£ 2,767	£ 134
Russian and Belarusian Businesses
Other Operating Expenses [Line Items]
Proceeds from disposal	£ 425
Unused provision reversed, other provisions				195
BAT Russia | Discontinued operations
Other Operating Expenses [Line Items]
Impairment charges and associated costs					£ 554
(Reversals)/charges in respect of assets held-for-sale					58
Provisions utilised				£ 14	14
Impairment loss recognised in profit or loss	345				£ 554
BAT Russia | Discontinued operations | Cost
Other Operating Expenses [Line Items]
Net assets classified as held for sale	£ 770
Russia
Other Operating Expenses [Line Items]
Number of subsidiaries | subsidiary	2					2